                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fox Point Capital Management LLC
Address:   101 Park Avenue, 21st Floor
           New York, NY 10011

Form 13F File Number: 028-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott Schweitzer
Title:   Chief Financial Officer
Phone:   (212) 984-2373

Signature, Place, and Date of Signing:


/s/ Scott Schweitzer                   New York, NY              August 09, 2007
------------------------------------   -----------------------   --------------
[Signature]                            [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         43

Form 13F Information Table Value Total:   $412,796
                                         (thousands)

List of Other Included Managers:

     None

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                 VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS        CUSIP    [x$1000]  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE CV       SPON ADR       02364W105    12386    200000   SH           SOLE               200000
AMERICAN TOWER CORP           CLA            029912201     5250    125000   SH           SOLE               125000
BERKSHIRE HATHAWAY INC DEL    CLA            084670108      219         2   SH           SOLE                    2
BROOKFIELD ASSET MGMT INC     CLA            112585104    15960    400000   SH           SOLE               400000
CVS CAREMARK CORPORATION      COM            126650100     3645    100000   SH           SOLE               100000
CABOT CORP                    COM            127055101     2384     50000   SH           SOLE                50000
CANADIAN NAT RES LTD          COM            136385101    13270    200000   SH           SOLE               200000
COGENT COMM GROUP INC         COM            19239V302     4481    150000   SH           SOLE               150000
COMCAST CORP NEW              CLA            20030N101    16872    600000   SH           SOLE               600000
COVANTA HLDG CORP             COM            22282E102     4930    200000   SH           SOLE               200000
CREE INC                      COM            225447101     2585    100000   SH   PUT     SOLE                    0
DECKERS OUTDOOR CORP          COM            243537107    15135    150000   SH           SOLE               150000
DISCOVERY HOLDING CO          CLA            25468Y107    11495    500000   SH           SOLE               500000
EQUITABLE RES INC             COM            294549100     2478     50000   SH           SOLE                50000
FORCE PROTECTION INC          COM            345203202      310     15000   SH           SOLE                15000
GOOGLE INC                    CLA            38259P508    26135     50000   SH           SOLE                50000
GRANT PRIDECO INC             COM            38821G101    18841    350000   SH           SOLE               350000
HORIZON LINES INC             COM            44044K101    18018    550000   SH           SOLE               550000
IHS INC                       CLA            451734107    11500    250000   SH           SOLE               250000
INDYMAC BANCORP INC           COM            456607100     1459     50000   SH           SOLE                50000
INTERCONTINENTALEXCHANGE INC  COM            45865V100    11089     75000   SH           SOLE                75000
INTEROIL CORP                 COM            460951106      852     45000   SH           SOLE                45000
ISHARES TR                    MSCI EAFE IDX  464287465    34327    425000   SH   PUT     SOLE                    0
JA SOLAR HOLDINGS CO LTD      SPON ADR       466090107     3372    100000   SH           SOLE               100000
J CREW GROUP INC              COM            46612H402    16227    300000   SH           SOLE               300000
JONES SODA CO                 COM            48023P106     1052     75000   SH           SOLE                75000
LIBERTY GLOBAL INC            COM SER A      530555101    12312    300000   SH           SOLE               300000
MASTERCARD INC                CLA            57636Q104     8294     50000   SH           SOLE                50000
MEDIS TECHNOLOGIES LTD        COM            58500P107     2204    150000   SH           SOLE               150000
NATIONAL FUEL GAS CO N J      COM            636180101     4331    100000   SH           SOLE               100000
NIKE INC                      CLB            654106103    23316    400000   SH           SOLE               400000
NORFOLK SOUTHERN CORP         COM            655844108     7886    150000   SH           SOLE               150000
NUTRI SYS INC                 COM            67069D108     6985    100000   SH           SOLE               100000
POLO RALPH LAUREN CORP        CLA            731572103     9811    100000   SH           SOLE               100000
PRECISION CASTPARTS CORP      COM            740189105    12136    100000   SH           SOLE               100000
RESEARCH IN MOTION LTD        COM            760975102    29999    150000   SH           SOLE               150000
SBA COMMUNICATIONS CORP       COM            78388J106    16795    500000   SH           SOLE               500000
SEARS HLDGS CORP              COM            812350106        1         2   SH           SOLE                    2
SHUFFLE MASTER INC            COM            825549108     1660    100000   SH           SOLE               100000
SOUTHWESTERN ENERGY CO        COM            845467109     5563    125000   SH           SOLE               125000
USA TECHNOLOGIES INC          COM            90328S500     1075    100000   SH           SOLE               100000
UNION PAC CORP                COM            907818108     8636     75000   SH           SOLE                75000
VOLCOM INC                    COM            92864N101     7520    150000   SH           SOLE               150000